Intangible assets, Net	12 Months Ended
Aug. 31, 2018
Intangible assets, Net
Intangible assets, Net

9. Intangible assets, Net

Intangible assets, net consisted of the following:

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
Customer relationship	2,290	19,980	2,925
Trademark	6,150	64,850	9,495
Student base	2,390	2,390	350
License use right	—	23,600	3,456
Franchise agreements	—	9,420	1,379
	10,830	120,240	17,605
Less: accumulated amortization	(1,101)	(8,121)	(1,189)
Intangible assets, net	9,729	112,119	16,416

For the years ended August 31, 2016, 2017 and 2018, the Group recorded amortization expenses of nil,  RMB1,101 and RMB7,020 (US$1,028), respectively.

No impairment charges were recognized on the intangible asset for the years ended August 31, 2016, 2017 and 2018.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	RMB	US$
For the years ended August 31
2019	10,060	1,473
2020	10,060	1,473
2021	10,060	1,473
2022	9,421	1,379
2023	7,888	1,155